LONG-TERM INVESTMENTS, NET (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 14, 2025	Feb. 29, 2024
LongtermInvestmentsNetLineItems [Line Items]
Market price, per share	$ 1.25
Equity method investments		$ 159,220
Impairment loss on investment		$ 100,444	$ 0	$ 0
VS Media [Member]
LongtermInvestmentsNetLineItems [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares	1,500,000
ST Meng Pte Ltd [Member]
LongtermInvestmentsNetLineItems [Line Items]
Ownership interest	21.00%	21.00%			21.00%
Non-marketable equity securities [Member]
LongtermInvestmentsNetLineItems [Line Items]
Ownership interest		4.00%	4.00%			4.00%
Investment A [Member] | Subscription And Investment Agreement [Member]
LongtermInvestmentsNetLineItems [Line Items]
Cash consideration						$ 100,000